ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2019 Fair Value
	Investments in Securities – 114.52%
	Common Stocks – 111.33%
	Canada – 0.69%
	Retail - Restaurants – 0.69%
396,801	Restaurant Brands International Inc	27,593,542

	Total Canada (cost $23,753,500)	$27,593,542

	China – 11.43%
	Building - Heavy Construction – 1.15%
174,308,000	China Tower Corp Ltd	45,738,419

	Coffee – 0.59%
1,211,991	Luckin Coffee Inc ADR *	23,621,705

	E-Commerce / Products – 4.77%
682,434	Alibaba Group Holding Ltd ADR * (a)	115,638,441
2,426,393	JD.com Inc ADR *	73,495,444
134,880	Yunji Inc ADR *	1,524,144

		190,658,029

	Entertainment Software – 1.09%
1,329,850	Bilibili Inc ADR *	21,636,660
451,995	HUYA Inc ADR *	11,168,796
42,923	NetEase Inc ADR	10,978,416

		43,783,872

	Internet Application Software – 2.08%
1,845,500	Tencent Holdings Ltd	83,292,582

	Internet Content - Entertainment – 0.72%
410,021	YY Inc ADR *	28,574,363

	Schools – 1.03%
427,537	New Oriental Education & Technology Group Inc ADR *	41,291,523

	Total China (cost $351,514,947)	$456,960,493

	France – 4.10%
	Aerospace / Defense - Equipment – 3.38%
952,359	Airbus SE	135,221,249

	Entertainment Software – 0.72%
367,674	UBISOFT Entertainment SA *	28,823,800

	Total France (cost $124,423,600)	$164,045,049

	Germany – 1.97%
	Athletic Footwear – 1.97%
254,842	adidas AG	78,793,120

	Total Germany (cost $53,828,469)	$78,793,120

	Hong Kong – 0.86%
	Energy - Alternate Sources – 0.86%
37,178,148	China Everbright International Ltd	34,310,969

	Total Hong Kong (cost $24,416,592)	$34,310,969

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	Japan – 4.02%
	Audio / Video Products – 1.55%
1,181,400	Sony Corp	$61,931,940

	Chemicals - Specialty – 0.11%
49,000	Shin-Etsu Chemical Co Ltd	4,563,904

	Cosmetics & Toiletries – 0.14%
71,300	Shiseido Co Ltd	5,374,302

	Entertainment Software – 0.24%
206,900	Konami Holdings Corp	9,697,837

	Finance - Other Services – 1.40%
3,525,538	Japan Exchange Group Inc	56,021,172

	Industrial Automation / Robotics – 0.10%
148,400	Nabtesco Corp	4,123,906

	Metal Products - Distribution – 0.48%
762,773	MISUMI Group Inc	19,129,503

	Total Japan (cost $114,371,971)	$160,842,564

	Singapore – 1.71%
	Entertainment Software – 1.71%
2,059,847	Sea Ltd ADR *	68,428,117

	Total Singapore (cost $42,803,059)	$68,428,117

	United Kingdom – 0.25%
	E-Commerce / Products – 0.25%
488,922	Farfetch Ltd, Class A *	10,169,578

	Total United Kingdom (cost $14,283,162)	$10,169,578

	United States – 86.30%
	Aerospace / Defense – 5.38%
203,473	Boeing Co (a)	74,066,207
117,681	General Dynamics Corp (a)	21,396,759
144,427	Northrop Grumman Corp	46,665,808
106,857	Raytheon Co	18,580,295
112,909	TransDigm Group Inc *	54,625,374

		215,334,443

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	Applications Software – 5.23%
759,932	Five9 Inc *	$38,976,912
134,013	HubSpot Inc *	22,851,897
743,387	Microsoft Corp (a)	99,584,123
180,378	RealPage Inc *	10,615,245
770,222	Smartsheet Inc, Class A *	37,278,745

		209,306,922

	Building Products - Cement / Aggregate – 2.06%
162,611	Martin Marietta Materials Inc	37,418,417
327,484	Vulcan Materials Co (a)	44,966,828

		82,385,245

	Coatings / Paint – 0.50%
43,868	Sherwin-Williams Co	20,104,266

	Commercial Services - Finance – 4.75%
1,330,437	Avalara Inc *	96,057,551
414,989	Clarivate Analytics PLC *	6,382,531
409,993	Global Payments Inc (a)	65,652,179
25,469	S&P Global Inc	5,801,584
215,721	TransUnion	15,857,651

		$189,751,496

	Commercial Services – 0.67%
112,804	Cintas Corp (a)	26,767,261

	Computer Aided Design – 10.35%
693,503	Aspen Technology Inc * (a)	86,188,553
165,091	Autodesk Inc *	26,893,324
2,040,772	Cadence Design Systems Inc * (a)	144,507,065
1,213,580	Synopsys Inc *	156,175,610

		413,764,552

	Computer Data Security – 1.08%
30,856	Crowdstrike Holdings Inc, Class A *	2,107,156
164,716	Qualys Inc *	14,343,469
462,776	Rapid7 Inc *	26,766,964

		43,217,589

	Computer Services – 0.32%
345,767	Parsons Corp *	12,744,972

	Computer Software – 2.97%
487,787	Pivotal Software Inc, Class A *	5,151,031
1,758,066	SS&C Technologies Holdings Inc	101,282,182
801,116	Zuora Inc * (a)	12,273,097

		118,706,310

	Computers – 0.35%
71,375	Apple Inc	14,126,540

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce / Products – 3.89%
82,104	Amazon.com Inc *	$155,474,598

	Electronic Components - Semiconductors – 1.19%
57,719	Microchip Technology Inc	5,004,237
361,819	Xilinx Inc	42,665,696

		47,669,933

	Enterprise Software / Services – 4.24%
205,028	Alteryx Inc, Class A *	22,372,655
336,063	Ceridian HCM Holding Inc *	16,870,363
808,707	Coupa Software Inc *	102,390,393
313,325	Everbridge Inc *	28,017,522

		169,650,933

	Entertainment Software – 2.84%
841,193	Activision Blizzard Inc (a)	39,704,310
512,109	Electronic Arts Inc * (a)	51,856,157
194,083	Take-Two Interactive Software Inc *	22,034,243

		113,594,710

	Finance - Credit Card – 4.21%
336,352	MasterCard Inc, Class A (a)	88,975,195
457,916	Visa Inc, Class A	79,471,322

		168,446,517

	Finance - Investment Banker / Broker – 0.64%
581,432	Tradeweb Markets Inc, Class A	25,472,536

	Finance - Other Services – 3.12%
145,117	CME Group Inc (a)	28,168,661
1,124,100	Intercontinental Exchange Inc (a)	96,605,154

		124,773,815

	Internet Application Software – 6.46%
984,183	Anaplan Inc *	49,671,716
818,412	Okta Inc *	101,082,066
1,207,578	Zendesk Inc * (a)	107,510,669

		258,264,451

	Internet Content - Entertainment – 4.31%
687,322	Facebook Inc, Class A * (a)	132,653,146
414,008	Pinterest Inc, Class A *	11,269,298
809,752	Twitter Inc *	28,260,345

		172,182,789

	Internet Security – 1.32%
320,761	Proofpoint Inc	38,571,510
184,688	Zscaler Inc *	14,154,488

		52,725,998

	Internet Telephony – 2.08%
722,987	RingCentral Inc, Class A *	83,085,666

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	Machinery - Electric Utilities – 0.47%
359,587	BWX Technologies Inc (a)	$18,734,483

	Medical - Biomedical / Genetics – 2.77%
387,682	Acceleron Pharma Inc *	15,925,977
81,824	Akero Therapeutics Inc *	1,566,930
226,829	Alnylam Pharmaceuticals Inc *	16,458,712
166,045	Applied Therapeutics Inc *	1,368,211
1,200,109	ArQule Inc *	13,213,200
51,210	Blueprint Medicines Corp *	4,830,639
267,753	Deciphera Pharmaceuticals Inc *	6,037,830
795,611	Immunomedics Inc *	11,035,125
164,315	Magenta Therapeutics Inc *	2,423,646
597,427	Ultragenyx Pharmaceutical Inc *	37,936,615

		110,796,885

	Medical - Drugs – 1.23%
632,446	Array BioPharma Inc *	29,301,223
272,518	Tricida Inc *	10,753,560
227,022	Turning Point Therapeutics Inc *	9,239,795

		49,294,578

	REITS - Diversified – 4.43%
357,755	American Tower Corp (a)	73,143,010
206,140	Equinix Inc (a)	103,954,341

		177,097,351

	Retail - Restaurants – 2.31%
81,821	Chipotle Mexican Grill Inc *	59,964,974
293,443	Yum! Brands Inc (a)	32,475,337

		92,440,311

	Semiconductor Components - Integrated Circuits – 2.92%
987,117	Analog Devices Inc (a)	111,415,896
71,741	QUALCOMM Inc	5,457,338

		116,873,234

	Semiconductor Equipment – 3.86%
532,488	Applied Materials Inc (a)	23,914,036
283,156	KLA-Tencor Corp	33,469,039
236,189	Lam Research Corp	44,365,742
1,101,645	Teradyne Inc (a)	52,779,812

		154,528,629

	Therapeutics – 0.35%
280,275	Agios Pharmaceuticals Inc * (a)	13,980,116

	Total United States (cost $2,174,346,430)	$3,451,297,129

	Total Common Stock (cost $2,923,741,730)	$4,452,440,561

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
Short-Term Securities – 3.19%
United States – 3.19%
127,423,535	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 2.22% (a) (b)	$ 127,423,535

	Total United States (cost $127,423,535)	$ 127,423,535

	Total Short-Term Securities (cost $127,423,535)	$ 127,423,535

	Total Investments in Securities (cost $3,051,165,265) - 114.52%	$ 4,579,864,096

	Other Liabilities in Excess of Assets - (14.52%)	$ (580,676,617)

	Net Assets - 100.00%	$ 3,999,187,479

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.

(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019. $127,001,469 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.

*	Non-income producing security.

ADR	American Depositary Receipt

REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2019 Percentage of Net Assets (%)
Aerospace / Defense - Equipment	3.38
Aerospace / Defense	5.38
Applications Software	5.23
Athletic Footwear	1.97
Audio / Video Products	1.55
Building - Heavy Construction	1.15
Building Products - Cement / Aggregate	2.06
Chemicals - Specialty	0.11
Coatings / Paint	0.50
Coffee	0.59
Commercial Services - Finance	4.75
Commercial Services	0.67
Computer Aided Design	10.35
Computer Data Security	1.08
Computer Services	0.32
Computer Software	2.97
Computers	0.35
Cosmetics & Toiletries	0.14
E-Commerce / Products	8.91
Electronic Components - Semiconductors	1.19
Energy - Alternate Sources	0.86

Investments in Securities - By Industry	June 30, 2019 Percentage of Net Assets (%)
Enterprise Software / Services	4.24
Entertainment Software	6.60
Finance - Credit Card	4.21
Finance - Investment Banker / Broker	0.64
Finance - Other Services	4.52
Industrial Automation / Robotics	0.10
Internet Application Software	8.54
Internet Content - Entertainment	5.03
Internet Security	1.32
Internet Telephony	2.08
Machinery - Electric Utilities	0.47
Medical - Biomedical / Genetics	2.77
Medical - Drugs	1.23
Metal Products - Distribution	0.48
REITS - Diversified	4.43
Retail - Restaurants	3.00
Schools	1.03
Semiconductor Components - Integrated Circuits	2.92
Semiconductor Equipment	3.86
Short-Term Securities	3.19
Therapeutics	0.35

Total Investments in Securities	114.52%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2019 Fair Value
		Purchased Options – 9.72%
		Equity Options – 9.67%
		Equity Call Options – 7.37%
		Argentina – 2.68%
		E-Commerce / Services – 2.68%
$ 69,755,000	1,993	MercadoLibre Inc, 09/20/2019, $350.00	$52,216,600
136,125,000	3,025	MercadoLibre Inc, 12/20/2019, $450.00	54,903,750

		Total Argentina (cost $75,879,223)	$107,120,350

		Belgium – 0.27%
		Brewery – 0.27%
43,015,000	6,145	Anheuser-Busch InBev SA/NV ADR, 09/20/2019, $70.00	10,968,825

		Total Belgium (cost $8,314,423)	$10,968,825

		Canada – 0.01%
		Medical - Drugs – 0.01%
22,478,500	4,087	Canopy Growth Corp, 07/19/2019, $55.00	4,087
21,446,250	4,085	Canopy Growth Corp, 10/18/2019, $52.50	388,075

		Total Canada (cost $5,298,836)	$392,162

		China – 0.18%
		E-Commerce / Products – 0.18%
43,745,400	16,202	JD.com Inc ADR, 09/20/2019, $27.00	7,047,870

		Total China (cost $3,976,879)	$7,047,870

		United States – 4.23%
		Applications Software – 1.35%
26,650,000	2,050	Salesforce.com Inc, 01/17/2020, $130.00	5,688,750
89,628,000	4,074	ServiceNow Inc, 08/16/2019, $220.00	23,181,060
22,550,000	1,025	ServiceNow Inc, 01/17/2020, $220.00	6,980,250
48,420,000	4,035	Tableau Software Inc, Class A, 10/18/2019, $120.00	18,197,850

			54,047,910

		Automobile - Cars / Light Trucks – 0.04%
20,063,000	20,063	Ford Motor Co, 01/17/2020, $10.00	1,584,977

		Beverage - Non-alcoholic – 0.23%
59,328,000	12,360	Coca-Cola Co, 01/17/2020, $48.00	5,129,400
36,828,000	3,069	PepsiCo Inc, 01/17/2020, $120.00	4,189,185

			9,318,585

		Commercial Services - Finance – 0.09%
28,672,000	4,096	Square Inc, Class A, 12/20/2019, $70.00	3,829,760

		Consumer Products - Miscellaneous – 0.04%
57,694,000	4,121	Kimberly-Clark Corp, 11/15/2019, $140.00	1,565,980

		Cosmetics & Toiletries – 0.66%
54,553,500	8,082	Colgate-Palmolive Co, 08/16/2019, $67.50	3,717,720
202,100,000	20,210	Procter & Gamble Co, 11/15/2019, $100.00	22,534,150

			26,251,870

		Diversified Manufacturing Operations – 0.07%
20,366,000	20,366	General Electric Co, 01/17/2020, $12.00	2,790,142

		E-Commerce / Services – 0.07%
25,287,500	4,046	Lyft Inc, 10/18/2019, $62.50	2,913,120

		Electronic Components - Semiconductors – 0.11%
30,645,000	2,043	NVIDIA Corp, 09/20/2019, $150.00	4,320,945

		Enterprise Software / Services – 0.61%
81,664,000	5,104	Workday Inc, Class A, 09/20/2019, $160.00	24,448,160

		Food - Miscellaneous / Diversified – 0.05%
30,630,000	6,126	General Mills Inc, 10/18/2019, $50.00	2,235,990

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			June 30, 2019 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Internet Content - Entertainment – 0.49%
$ 47,338,500	2,869	Facebook Inc, 12/20/2019, $165.00		$9,553,770
30,502,500	4,067	Roku Inc, 01/17/2020, $75.00		10,208,170

				19,761,940

		Medical - Biomedical / Genetics – 0.08%
14,646,600	8,137	Exelixis Inc, 08/16/2019, $18.00		3,010,690

		REITS - Storage – 0.12%
70,564,000	3,068	Public Storage, 12/20/2019, $230.00		4,878,120

		Retail - Building Products – 0.13%
80,270,000	8,027	Lowe’s Cos Inc, 10/18/2019, $100.00		5,016,875

		Retail - Discount – 0.06%
40,350,750	4,891	Target Corp, 07/19/2019, $82.50		2,225,405

		Web Portals / ISP – 0.03%
10,920,000	104	Alphabet Inc, 01/17/2020, $1050.00		1,002,560

		Total United States (cost $158,011,815)		$169,203,029

		Total Equity Call Options (cost $251,481,177)		$294,732,236

		Equity Put Options – 2.30%
		China – 0.69%
		Internet Content - Entertainment – 0.22%
22,912,500	3,055	Weibo Corp, 10/18/2019, $75.00		8,981,700

		Web Portals / ISP – 0.47%
67,534,500	4,093	Baidu Inc, 09/20/2019, $165.00		18,664,080

		Total China (cost $9,648,723)		$27,645,780

		United States – 1.61%
		Computer Aided Design – 0.00%
48,216,000	4,018	Autodesk Inc, 07/19/2019, $120.00		44,198

		Growth & Income - Large Cap – 1.61%
248,841,400	9,914	SPDR S&P 500 ETF Trust, 12/20/2019, $251.00		2,666,866
258,878,400	9,806	SPDR S&P 500 ETF Trust, 12/20/2019, $264.00		4,098,908
1,873,212,800	69,896	SPDR S&P 500 ETF Trust, 12/20/2019, $268.00		33,340,392
499,038,200	19,882	SPDR S&P 500 ETF Trust, 01/17/2020, $251.00		6,282,712
252,526,800	9,942	SPDR S&P 500 ETF Trust, 01/17/2020, $254.00		3,459,816
540,081,000	20,003	SPDR S&P 500 ETF Trust, 03/20/2020, $270.00		14,662,199

				64,510,893

		Total United States (cost $94,909,457)		$64,555,091

		Total Equity Put Options (cost $104,558,180)		$92,200,871

		Total Equity Options (cost $356,039,356)		$386,933,107

		Currency Put Options – 0.05%
		United States – 0.05%
		Currency – 0.05%	Counterparty
94,994,692	94,994,692	USD / CNH, 01/17/2020, $7.15	Merrill Lynch Professional Clearing Corp.	$608,054
195,689,066	195,689,066	USD / CNH, 01/17/2020, $7.15	Morgan Stanley & Co., Inc.	1,252,590

		Total United States (cost $3,141,484)		$1,860,644

		Total Currency Put Options (cost $3,141,484)		$1,860,644

		Total Purchased Options (cost $359,180,840)		$388,793,751

	ADR	American Depositary Receipt
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (concluded)

Purchased Options - By Industry	June 30, 2019 Percentage of Net Assets (%)
Applications Software	1.35
Automobile - Cars / Light Trucks	0.04
Beverage - Non-alcoholic	0.23
Brewery	0.27
Commercial Services - Finance	0.09
Computer Aided Design	0.00
Consumer Products - Miscellaneous	0.04
Cosmetics & Toiletries	0.66
Currency	0.05
Diversified Manufacturing Operations	0.07
E-Commerce / Products	0.18
E-Commerce / Services	2.75

Purchased Options - By Industry	June 30, 2019 Percentage of Net Assets (%)
Electronic Components - Semiconductors	0.11
Enterprise Software / Services	0.61
Food - Miscellaneous / Diversified	0.05
Growth & Income - Large Cap	1.61
Internet Content - Entertainment	0.71
Medical - Biomedical / Genetics	0.08
Medical - Drugs	0.01
REITS - Storage	0.12
Retail - Building Products	0.13
Retail - Discount	0.06
Web Portals / ISP	0.50

Total Purchased Options	9.72%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2019 Fair Value
	Securities Sold, Not Yet Purchased – 49.06%
	Common Stocks – 49.06%
	Argentina – 1.23%
	E-Commerce / Services – 1.23%
80,591	MercadoLibre Inc	$49,303,156

	Total Argentina (proceeds $43,503,936)	$49,303,156

	Australia – 0.71%
	Enterprise Software / Services – 0.71%
216,814	Atlassian Corp PLC, Class A	28,367,944

	Total Australia (proceeds $25,185,449)	$28,367,944

	Belgium – 1.12%
	Brewery – 1.12%
506,182	Anheuser-Busch InBev SA/NV ADR	44,802,169

	Total Belgium (proceeds $38,032,152)	$44,802,169

	Brazil – 0.37%
	Finance - Credit Card – 0.37%
379,395	Pagseguro Digital Ltd ADR	14,785,023

	Total Brazil (proceeds $9,112,445)	$14,785,023

	Canada – 0.85%
	Medical - Drugs – 0.54%
542,239	Canopy Growth Corp	21,857,654

	Web Hosting / Design – 0.31%
40,998	Shopify Inc, Class A	12,305,550

	Total Canada (proceeds $37,958,937)	$34,163,204

	China – 0.66%
	E-Commerce / Products – 0.43%
831,878	Pinduoduo Inc ADR	17,161,643

	Metal - Aluminum – 0.08%
6,610,800	China Zhongwang Holdings Ltd	3,333,959

	Semiconductor Components - Integrated Circuits – 0.15%
5,220,500	Semiconductor Manufacturing International Corp	5,813,549

	Total China (proceeds $29,507,134)	$26,309,151

	France – 0.53%
	Advertising Services – 0.53%
401,399	Publicis Groupe SA	21,223,765

	Total France (proceeds $23,841,646)	$21,223,765

	Germany – 0.57%
	Automobile - Cars / Light Trucks – 0.57%
305,620	Bayerische Motoren Werke AG	22,653,927

	Total Germany (proceeds $24,038,874)	$22,653,927

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	Hong Kong – 1.43%
	Distribution / Wholesale – 0.02%
4,150,000	Li & Fung Ltd	$722,432

	Electric - Integrated – 0.85%
546,000	CLP Holdings Ltd	6,024,346
3,858,500	Power Assets Holdings Ltd	27,756,506

		33,780,852

	Gas - Distribution – 0.56%
10,181,483	Hong Kong & China Gas Co Ltd	22,571,941

	Total Hong Kong (proceeds $53,479,374)	$57,075,225

	Israel – 0.98%
	Computer Data Security – 0.98%
338,838	Check Point Software Technologies Ltd	39,173,061

	Total Israel (proceeds $40,910,947)	$39,173,061

	Japan – 3.81%
	Advertising Services – 0.35%
399,400	Dentsu Inc	13,938,593

	Cellular Telecommunications – 0.17%
288,200	NTT DOCOMO Inc	6,720,833

	Cosmetics & Toiletries – 0.19%
45,750	Kose Corp	7,673,125

	Electric - Integrated – 0.10%
277,200	Chubu Electric Power Co Inc	3,888,879

	Industrial Automation / Robotics – 0.69%
74,300	SMC Corp	27,702,163

	Office Automation & Equipment – 1.08%
1,058,700	Canon Inc	30,913,961
533,000	Konica Minolta Inc	5,189,503
452,300	Seiko Epson Corp	7,157,708

		43,261,172

	Retail - Apparel / Shoes – 0.62%
40,700	Fast Retailing Co Ltd	24,603,592

	Semiconductor Equipment – 0.61%
173,577	Tokyo Electron Ltd	24,359,423

	Total Japan (proceeds $150,340,519)	$152,147,780

	Netherlands – 0.37%
	Semiconductor Equipment – 0.37%
71,313	ASML Holding NV	14,828,112

	Total Netherlands (proceeds $13,737,070)	$14,828,112

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	United States – 36.43%
	Advertising Agencies – 1.00%
310,976	Interpublic Group of Cos Inc	$7,024,948
403,125	Omnicom Group Inc	33,036,094

		40,061,042

	Apparel Manufacturers – 0.69%
1,211,958	Hanesbrands Inc	20,869,917
206,642	Tapestry Inc	6,556,751

		27,426,668

	Automobile - Cars / Light Trucks – 0.27%
1,033,520	Ford Motor Co	10,572,910

	Beverages - Non-alcoholic – 2.07%
1,044,731	Coca-Cola Co	53,197,703
226,312	PepsiCo Inc	29,676,293

		82,873,996

	Beverages - Wine / Spirits – 0.35%
194,601	Brown-Forman Corp, Class B	10,786,733
16,406	Constellation Brands Inc, Class A	3,230,998

		14,017,731

	Commercial Services - Finance – 0.93%
373,317	H&R Block Inc	10,938,188
358,856	Square Inc, Class A	26,027,826

		36,966,014

	Computer Software – 1.25%
276,886	Splunk Inc	34,818,415
427,658	Teradata Corp	15,331,539

		50,149,954

	Consumer Products - Miscellaneous – 0.78%
234,292	Kimberly-Clark Corp	31,226,438

	Cosmetics & Toiletries – 4.08%
534,218	Colgate-Palmolive Co	38,287,404
1,139,589	Proctor & Gamble Co	124,955,934

		163,243,338

	Diversified Manufacturing Operations – 0.93%
147,566	3M Co	25,579,090
1,094,789	General Electric Co	11,495,285

		37,074,375

	E-Commerce / Services – 0.18%
152,813	TripAdvisor Inc	7,073,714

	Electric - Integrated – 0.87%
262,902	Consolidated Edison Inc	23,051,247
210,045	Southern Co	11,611,288

		34,662,535

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components - Semiconductors – 4.92%
672,686	Intel Corp	$32,201,479
159,114	NVIDIA Corp	26,131,292
1,207,731	Texas Instruments Inc	138,599,210

		196,931,981

	Enterprise Software / Services – 2.97%
577,849	Workday Inc, Class A	118,794,197

	Finance - Credit Card – 0.43%
866,804	Western Union Co	17,240,732

	Food - Confectionery – 0.15%
44,866	Hershey Co	6,013,390

	Food - Miscellaneous / Diversified – 1.20%
436,140	General Mills Inc	22,906,073
467,764	Kellogg Co	25,058,117

		47,964,190

	Human Resources – 0.23%
163,083	Robert Half International Inc	9,297,362

	Internet Content - Entertainment – 0.41%
178,964	Roku Inc	16,210,559

	Investment Management / Advisory Services – 1.22%
671,195	Franklin Resources Inc	23,357,586
689,756	Invesco Ltd	14,112,408
101,701	T Rowe Price Group Inc	11,157,617

		48,627,611

	Medical - Biomedical / Genetics – 0.86%
122,067	Amgen Inc	22,494,507
557,576	Exelixis Inc	11,915,399

		34,409,906

	Medical - Drugs – 0.80%
271,877	AbbVie Inc	19,770,895
286,532	Pfizer Inc	12,412,566

		32,183,461

	Motorcycle / Motor Scooter – 0.24%
264,724	Harley-Davidson Inc	9,485,061

	Real Estate Management / Services – 0.11%
626,610	Realogy Holdings Corp	4,536,656

	REITS - Apartments – 0.69%
136,289	AvalonBay Communities Inc	27,691,199

	REITS - Diversified – 0.52%
242,887	Duke Realty Corp	7,677,658
201,658	Vornado Realty Trust	12,926,278

		20,603,936

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Health Care – 0.97%
636,740	HCP Inc	$20,362,945
268,856	Ventas Inc	18,376,308

		38,739,253

	REITS - Office Property – 0.53%
88,566	Boston Properties Inc	11,425,014
121,261	SL Green Realty Corp	9,745,747

		21,170,761

	REITS - Regional Malls – 0.62%
156,313	Simon Property Group Inc	24,972,565

	REITS - Shopping Centers – 0.81%
141,070	Federal Realty Investment Trust	18,164,173
210,415	Regency Centers Corp	14,043,097

		32,207,270

	REITS - Storage – 1.22%
204,039	Public Storage	48,595,969

	Retail - Apparel / Shoes – 0.31%
729,370	Ascena Retail Group Inc	444,916
354,437	Chico’s FAS Inc	1,194,453
86,142	Children’s Place Inc	8,216,224
427,287	Tailored Brands Inc	2,465,446

		12,321,039

	Retail - Arts & Crafts – 0.13%
582,340	Michaels Cos Inc	5,066,358

	Retail - Bedding – 0.05%
188,245	Bed Bath & Beyond Inc	2,187,407

	Retail - Discount – 0.60%
279,293	Target Corp	24,189,567

	Retail - Drug Store – 0.17%
123,985	Walgreens Boots Alliance Inc	6,778,260

	Retail - Home Furnishings – 0.09%
120,370	La-Z-Boy Inc	3,690,544

	Retail - Major Department Stores – 0.33%
417,922	Nordstrom Inc	13,314,995

	Retail - Miscellaneous / Diversified – 0.15%
461,729	Sally Beauty Holdings Inc	6,159,465

	Retail - Regional Department Stores – 0.57%
121,309	Dillard’s Inc, Class A	7,555,125
322,843	Kohl’s Corp	15,351,185

		22,906,310

	Retail - Restaurants – 0.26%
242,329	Cheesecake Factory Inc	10,594,624

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2019 Fair Value
	Common Stocks (continued)
	United States (continued)
	Transport - Services – 1.47%
97,370	CH Robinson Worldwide Inc	$8,213,160
489,295	United Parcel Service Inc, Class B	50,529,486

		58,742,646

	Total United States (proceeds $1,442,477,206)	$1,456,975,989

	Total Common Stocks (proceeds $1,932,125,689)	$1,961,808,506

	Total Securities Sold, Not Yet Purchased (proceeds $1,932,125,689)	$1,961,808,506

ADR	American Depositary Receipt

REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

June 30, 2019 Percentage of Net Assets (%)
Securities Sold, Not Yet Purchased - By Industry
Advertising Agencies	1.00
Advertising Services	0.88
Apparel Manufacturers	0.69
Automobile - Cars / Light Trucks	0.84
Beverages - Non-alcoholic	2.07
Beverages - Wine / Spirits	0.35
Brewery	1.12
Cellular Telecommunications	0.17
Commercial Services - Finance	0.93
Computer Data Security	0.98
Computer Software	1.25
Consumer Products - Miscellaneous	0.78
Cosmetics & Toiletries	4.27
Distribution / Wholesale	0.02
Diversified Manufacturing Operations	0.93
E-Commerce / Products	0.43
E-Commerce / Services	1.41
Electric - Integrated	1.82
Electronic Components - Semiconductors	4.92
Enterprise Software / Services	3.68
Finance - Credit Card	0.80
Food - Confectionery	0.15
Food - Miscellaneous / Diversified	1.20
Gas - Distribution	0.56
Human Resources	0.23
Industrial Automation / Robotics	0.69
Internet Content - Entertainment	0.41
Investment Management / Advisory Services	1.22

June 30, 2019 Percentage of Net Assets (%)
Securities Sold, Not Yet Purchased - By Industry
Medical - Biomedical / Genetics	0.86
Medical - Drugs	1.34
Metal - Aluminum	0.08
Motorcycle / Motor Scooter	0.24
Office Automation & Equipment	1.08
Real Estate Management / Services	0.11
REITS - Apartments	0.69
REITS - Diversified	0.52
REITS - Health Care	0.97
REITS - Office Property	0.53
REITS - Regional Malls	0.62
REITS - Shopping Centers	0.81
REITS - Storage	1.22
Retail - Apparel / Shoes	0.93
Retail - Arts & Crafts	0.13
Retail - Bedding	0.05
Retail - Discount	0.60
Retail - Drug Store	0.17
Retail - Home Furnishings	0.09
Retail - Major Department Stores	0.33
Retail - Miscellaneous / Diversified	0.15
Retail - Regional Department Stores	0.57
Retail - Restaurants	0.26
Semiconductor Components - Integrated Circuits	0.15
Semiconductor Equipment	0.98
Transport - Services	1.47
Web Hosting Design	0.31

Total Securities Sold, Not Yet Purchased	49.06%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Swap Contracts – 2.71%

	Total Return Swap Contracts - Appreciation – 2.94%
	Australia – 0.09%
	Commercial Banks Non-US – 0.02%
$ (18,326,514)	12/23/2019	Bank of Queensland Ltd	$789,930

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Food - Retail – 0.07%
(37,002,679)	12/23/2019	Wesfarmers Ltd	2,866,034

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$3,655,964

	Belgium – 0.02%
	Commercial Services - Finance – 0.02%
18,277,299	2/26/2024	Galapagos NV	725,809

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Galapagos NV in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Belgium		$725,809

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Brazil – 0.10%
	Commercial Services - Finance – 0.06%
$ (9,032,609)	1/29/2021	Cielo SA	$2,467,740

Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 13.50%**.

	Finance - Other Services – 0.04%
15,457,139	1/29/2021	B3 SA - Brasil Bolsa Balcao	1,485,330

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total Brazil		$3,953,070

	Japan – 0.10%
	Electric - Integrated – 0.02%
(3,372,381)	3/4/2024	Tokyo Electric Power Co Holdings Inc	761,368

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Electric Products - Miscellaneous – 0.06%
(16,221,599)	3/4/2024	Casio Computer Co Ltd	2,622,308

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)

	Japan (continued)

	Gas - Distribution – 0.02%
$ (4,340,954)	3/4/2024	Osaka Gas Co Ltd	$670,708

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$4,054,384

	South Korea – 0.61%
	Electronic Components - Semiconductors – 0.61%
24,969,345	3/4/2024	Samsung Electronics Co Ltd	19,969,142

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

(27,319,134)	3/4/2024	SK Hynix Inc	4,494,839

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			24,463,981

	Total South Korea		$24,463,981

	Spain – 0.41%
	Building - Heavy Construction – 0.40%
22,391,106	2/26/2024	Cellnex Telecom SAU	16,070,772

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Spain (continued)
	Food - Retail – 0.01%
$ (363,055)	2/26/2024	Distribuidora Internacional de Alimentacion SA	$285,695

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 28.75%**.

	Total Spain		$16,356,467

	Taiwan – 0.16%
	Computers - Peripheral Equipment – 0.12%
(13,280,563)	3/4/2024	Innolux Display Corp	4,783,324

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.38%**.

	Electronic Components - Miscellaneous – 0.04%
(14,274,420)	3/4/2024	AU Optronics Corp	1,449,485

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.25%**.

	Total Taiwan		$6,232,809

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United Kingdom – 0.14%
	Retail - Discount – 0.00%
$ 8,452,660	12/11/2023	B&M European Value Retail SA	$83,189

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Retail - Major Department Store – 0.14%
(16,603,269)	12/11/2023	Marks & Spencer Group PLC	5,540,813

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$5,624,002

	United States – 1.31%
	Private Equity – 0.24%
5,393,952	3/4/2024	Apollo Global Management LLC, Class A	2,493,312

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Apollo Global Management LLC, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

41,857,707	3/4/2024	Carlyle Group LP	5,415,825

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United States (continued)
	Private Equity (continued)
$ 3,515,192	3/4/2024	KKR & Co Inc, Class A	$1,739,668

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

			9,648,805

	Web Portals / ISP – 1.07%
71,619,900	3/4/2024	Alphabet Inc, Class A	42,748,718

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$52,397,523

	Total Return Swap Contracts - Appreciation ****		$117,464,009

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation – 0.22%
	Australia – 0.10%
	Commercial Banks Non-US – 0.06%
$ (50,216,169)	12/23/2019	Australia & New Zealand Banking Group Ltd	$1,514,503

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(44,355,426)	12/23/2019	Westpac Banking Corp	760,986

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			2,275,489

	Food - Retail – 0.04%
(2,844,164)	12/23/2019	Coles Group Ltd	308,721

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Coles Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(20,013,487)	12/23/2019	Woolworths Group Ltd	1,221,890

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			1,530,611

	Total Australia		$3,806,100

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan – 0.05%
	Electric Products - Miscellaneous – 0.02%
$ (10,675,039)	3/4/2024	Brother Industries Ltd	$572,951

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Brother Industries Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.03%
(26,338,562)	3/4/2024	Ricoh Co Ltd	1,069,213

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Photo Equipment & Supplies – 0.00%
(8,952,338)	3/4/2024	Nikon Corp	138,449

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$1,780,613

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2019 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Taiwan – 0.03%
	Semiconductor Components - Integrated Circuits – 0.03%
$ (5,245,667)	3/4/2024	United Microelectronics Corp	$1,135,851

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Taiwan		$1,135,851

	United Kingdom – 0.05%
	Retail - Apparel / Shoes – 0.05%
(16,231,338)	12/11/2023	Next PLC	2,173,486

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,173,486

	Total Return Swap Contracts - Depreciation *****		$8,896,050

	Total Swap Contracts, net		$108,567,959

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds
Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions)
trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2019.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****	Includes all Total Return Swap Contracts in an appreciated position.
*****	Includes all Total Return Swap Contracts in a depreciated position.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2019 Percentage of Net Assets (%)
Building - Heavy Construction	0.40
Commercial Banks Non-U.S.	(0.04)
Commercial Services - Finance	0.08
Computers - Peripheral Equipment	0.12
Electric - Integrated	0.02
Electric Products - Miscellaneous	0.04
Electronic Components - Miscellaneous	0.04
Electronic Components - Semiconductors	0.61
Finance - Other Services	0.04
Food - Retail	0.04

Swap Contracts - By Industry	June 30, 2019 Percentage of Net Assets (%)
Gas - Distribution	0.02
Office Automation & Equipment	(0.03)
Photo Equipment & Supplies	0.00
Private Equity	0.24
Retail - Apparel / Shoes	(0.05)
Retail - Discount	0.00
Retail - Major Department Store	0.14
Semiconductor Components - Integrated Circuits	(0.03)
Web Portals / ISP	1.07

Total Swap Contracts	2.71%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2019 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2019.

	Level 1	Level 2	Level 3	Balance June 30, 2019

Assets
Investment Securities
Common Stocks	$4,452,440,561	$-	$-	$4,452,440,561
Short-Term Securities	127,423,535	-	-	127,423,535
Purchased Options	386,933,107	1,860,644	-	388,793,751
Total Return Swap Contracts	-	117,464,009	-	117,464,009

Total Assets	$4,966,797,203	$119,324,653	$-	$5,086,121,856

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$1,961,808,506	$-	$-	$1,961,808,506
Total Return Swap Contracts	-	8,896,050	-	8,896,050

Total Liabilities	$1,961,808,506	$8,896,050	$-	$1,970,704,556

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2019 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2019, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

	a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2019 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2019, the net amount of the fair value of the above-mentioned investments was $108,567,959.

	b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2019, the fair value of the above-mentioned investments was $386,933,107.

	c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2019 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2019, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2019, the fair value of the currency options was $1,860,644.

4.	Federal Income Tax Information

During the year ended September 30, 2018, taxable gain differed from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2018, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2017 and certain ordinary losses realized after December 31, 2017 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2018, the Fund incurred and elected to defer qualified late-year ordinary loss of $101,657,192.

As of September 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	119,284,993
Accumulated realized capital and other losses:	(101,657,192)
Net unrealized appreciation/ (depreciation):	1,103,196,694

Total	$1,120,824,495

As of June 30, 2019, the estimated aggregate unrealized appreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$1,660,253,731
Excess of tax cost over value (gross depreciation)	(111,448,631)

Net unrealized appreciation	$1,548,805,100

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2019 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”